Lease Commitments - Schedule of Annual Future Minimum Lease Payments of Capital Leases (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
2017		$ 940,307
2018		17,325
2019		17,325
2020		17,325
2021		10,106
Total capital lease payments		1,002,388
Less amount representing interest		(81,427)
Total future minimum lease payments		920,961
Less current portion of capital leases		(865,049)
Long term portion of capital leases	$ 52,188	$ 55,912	$ 851,410